Stock-Based Payments - Schedule of Weighted-Average Assumptions used in Black-Scholes Option-Pricing Model (Details) - Stock Option	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.98%	0.78%	0.99%	1.28%	2.42%
Expected option term	6 years 25 days	6 years 29 days	6 years 10 days	5 years 11 months 26 days	6 years
Volatility	80.70%	82.10%	81.56%	78.27%	91.35%